LEASES	12 Months Ended
Dec. 31, 2025
Leases
LEASES
8.	LEASES

Lease activity for the years ended December 31, 2025 and December 31, 2024 were as follows (in thousands):

	Operating Lease	Finance Leases
As of December 31, 2023	$3,787	$830
Amortization	(243)	(152)
Additional lease	1,439	104
As of December 31, 2024	$4,983	$782
Amortization	(413)	(161)
New lease	-	-
As of December 31, 2025	$4,570	$621

Maturities of lease liabilities are as follows (in thousands):

Year ending December 31,	Operating Lease Liability	Finance Lease Liability	Total Lease Liabilities
2026	1,172	223	1,395
2027	1,213	212	1,425
2028	1,255	125	1,380
2029	1,299	107	1,406
2030	1,344	66	1,410
Thereafter	463	-	463
Total undiscounted cash flows	6,746	733	7,479
Less present value discount	(2,176)	(112)	(2,288)
Total lease liabilities	4,570	621	5,191

Additional information related to leases is presented as follows:

December 31, 2025	Operating Lease	Finance Leases
Weighted average of remaining lease term	5.3 years	5.84 years
Weighted average discount rate	15.0%	8.83%

December 31, 2024	Operating Lease	Finance Leases
Weighted average of remaining lease term	6.3 years	7.7 years
Weighted average discount rate	15.0%	11.1%

Operating Lease

In January 2024, we extended our existing lease on a building in Salt Lake City, Utah. The base monthly lease payment through December 2024 was $65, $67 through December 2025, $70 through December 2026, $72 through December 2027, $75 through December 2028 and $77 through December 2029, $80 through December 2030, and $83 through April 2031. As of December 31, 2025, we had 64 months remaining on the lease.

In January 2024, we expanded our existing lease on a building in Salt Lake City, Utah. The base monthly lease payment through December 2024 was $26, $27 through December 2025, $28 through December 2026, $29 through December 2027, $30 through December 2028 and $31 through December 2029, $32 through December 2030, and $33 through April 2031. As of December 31, 2025, we had 64 months remaining on the lease.

We utilized our incremental borrowing rate in determining the present value of lease payments unless the implicit rate is readily determinable. For 2025 and 2024, we used an estimated incremental borrowing rate of 15%, to determine the present value of the lease liability.

As of December 31, 2025 and 2024, the accumulated depreciation for the right of use asset was $2,625 and $2,165, respectively.

Finance Leases

The Company enters into finance leases arrangements for manufacturing equipment and certain delivery equipment. The term of the finance leases is typically 60 – 78 month terms with monthly payments. We utilized our incremental borrowing rate in determining the present value of lease payments unless the implicit rate is readily determinable. For the new finance leases in 2025 and 2024, we used the implicit interest rate of 14% to 16% to determine the present value of the lease liability.

As of December 31, 2025 and 2024, the accumulated depreciation for the right of use asset was $687 and $559, respectively.

Expenses associated with short term leases were $1,310 and $1,128 for the years ended December 31, 2025 and December 31, 2024, respectively.